PREPAID EXPENSES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES
Prepaid insurance	$ 0	$ 42,078	$ 58,853
Prepaid services	0	780	104,708
Prepaid expenses	$ 0	$ 42,858	$ 163,561